John Hancock Funds III
Supplement dated 4–20–12 to the current Class A shares Prospectuses
In the “Your account — Sales charge reductions and waivers” section, under the “Waivers for certain investors” subsection, the following bulleted paragraphs modify the existing corresponding bulleted paragraphs, as follows:
▪	terminating participants rolling over (directly or within 60 days after distribution) assets held in a pension, profit sharing or other plan qualified under Section 401(a) of the Code, or described in Section 457(b) of the Code, that is funded by certain John Hancock group annuity contracts, to a John Hancock custodial IRA or John Hancock custodial Roth IRA that invests in John Hancock funds, such participants and their Immediate Family (as defined in the SAI) subsequently establishing or rolling over assets into a new John Hancock account through the John Hancock Personal Financial Services (PFS) Group, including subsequent investments into such accounts and which are held directly at John Hancock funds or at the PFS Financial Center

▪	participants rolling over (directly or within 60 days after distribution) from a terminating pension, profit sharing or other plan qualified under Section 401(a) of the Code, or described in Section 457(b) of the Code (the assets of which, immediately prior to its termination, were held in certain John Hancock group annuity contracts but are now transferred from such contracts and held either: (i) in trust by a distribution processing organization; or (ii) in a custodial IRA or custodial Roth IRA sponsored by an authorized third party trust company and made available through John Hancock), to a John Hancock custodial IRA or John Hancock custodial Roth IRA that invests in John Hancock funds, such participants and their Immediate Family (as defined in the SAI) subsequently establishing or rolling over assets into a new John Hancock account through the John Hancock PFS Group, including subsequent investments into such accounts and which are held directly at John Hancock funds or at the PFS Financial Center

▪	former employees/associates of John Hancock, its affiliates or agencies rolling over (directly or indirectly within 60 days after distribution) to a new John Hancock custodial IRA or John Hancock custodial Roth IRA from the John Hancock Employee Investment-Incentive Plan (TIP), John Hancock Savings Investment Plan (SIP) or the John Hancock Pension Plan and such participants and their Immediate Family (as defined in the SAI) subsequently establishing or rolling over assets into a new John Hancock account through the John Hancock PFS Group, including subsequent investments into such accounts
The following bulleted paragraph is added to the “Waivers for certain investors” subsection, as follows:
▪	participants actively enrolled in a John Hancock Retirement Plan Services (RPS) plan account rolling over or transferring assets into a new John Hancock custodial IRA or John Hancock custodial Roth IRA that invests in John Hancock funds through the John Hancock PFS Group (to the extent such assets are otherwise prohibited from rolling over or transferring into such participant’s John Hancock RPS plan account), including subsequent investments into such accounts and which are held directly at John Hancock funds or at the PFS Financial Center
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds III
Supplement dated 4–20–12 to the current Statement of Additional Information
The following sub-section entitled “European Risk” is added to the “DESCRIPTIONS AND RISKS OF FUND INVESTMENTS” section, as follows:
European Risk. Countries in Europe may be significantly affected by fiscal and monetary controls implemented by the European Union (“EU”) and European Economic and Monetary Union (“EMU”), which require member countries to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls. Decreasing imports or exports, changes in governmental or other regulations on trade, changes in the exchange rate of the Euro, the default or threat of default by one or more EU member countries on its sovereign debt, and/or an economic recession in one or more EU member countries may have a significant adverse effect on the economies of these and other EU member countries and major trading partners outside Europe.
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns, rising government debt levels and the possible default of government debt in several European countries, including Greece, Ireland, Italy, Portugal and Spain. Several countries, including Greece and Italy, have agreed to multi-year bailout loans from the European Central Bank, International Monetary Fund, and other institutions. A default or debt restructuring by any European country, such as the recent restructuring of Greece’s outstanding sovereign debt, can adversely impact holders of that country’s debt and sellers of credit default swaps linked to that country’s creditworthiness, which may be located in countries other than those listed above, and can affect exposures to other EU countries and their financial companies as well. The manner in which the EU and EMU responded to the global recession and sovereign debt issues raised questions about their ability to react quickly to rising borrowing costs and the potential default by Greece and other countries of their sovereign debt and revealed a lack of cohesion in dealing with the fiscal problems of member states. To address budget deficits and public debt concerns, a number of European countries have imposed strict austerity measures and comprehensive financial and labor market reforms, which could increase political or social instability. Many European countries continue to suffer from high unemployment rates and are projected to experience similar, double-digit unemployment rates in 2012.
Investing in the securities of Eastern European issuers is highly speculative and involves risks not usually associated with investing in the more developed markets of Western Europe. Securities markets of Eastern European countries typically are less efficient and have lower trading volume, lower liquidity, and higher volatility than more developed markets. Eastern European economies also may be particularly susceptible to the international credit market due to their reliance on bank related inflows of capital.
A Fund may be exposed to these risks through its direct investments in European securities, including sovereign debt, or indirectly through investments in money market funds and financial institutions with significant investments in such securities.
You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.

John Hancock Funds III
Supplement dated 4–20–12 to the Statement of Additional Information dated 7–1–11
In the “INITIAL SALES CHARGE ON CLASS A SHARES AND CLASS T SHARES” section the following bulleted paragraphs modify the existing corresponding bulleted paragraphs in the subsection “Without Sales Charges” as follows:
▪	Participants rolling over (directly or within 60 days after distribution) from a terminating pension, profit sharing or other plan qualified under Section 401(a) of the Code or described in Section 457(b) of the Code (the assets of which, immediately prior to its termination, were held in certain John Hancock group annuity contracts but are now transferred from such contracts and held either: (i) in trust by a distribution processing organization; or (ii) in a custodial IRA or custodial Roth IRA sponsored by an authorized third party trust company and made available through John Hancock) to a John Hancock custodial IRA or John Hancock custodial Roth IRA that invests in John Hancock funds, such participants and their Immediate Family (as defined herein) subsequently establishing or rolling over assets into a new John Hancock account through the John Hancock PFS Group, including subsequent investments into such accounts and which are held directly at John Hancock funds or at the PFS Financial Center.

▪	Terminating participants rolling over (directly or within 60 days after distribution) assets held in a pension, profit sharing or other plan qualified under Section 401(a) of the Code, or described in Section 457(b) of the Code, that is funded by certain John Hancock group annuity contracts, to a John Hancock custodial IRA or John Hancock custodial Roth IRA that invests in John Hancock funds, such participants and their Immediate Family (as defined herein) subsequently establishing or rolling over assets into a new John Hancock account through the John Hancock Personal Financial Services (PFS) Group, including subsequent investments into such accounts and which are held directly at John Hancock funds or at the PFS Financial Center.

▪	Former employees/associates of John Hancock, its affiliates or agencies rolling over (directly or indirectly within 60 days after distribution) to a new John Hancock custodial IRA or John Hancock custodial Roth IRA from the John Hancock Employee Investment-Incentive Plan (TIP), John Hancock Savings Investment Plan (SIP) or the John Hancock Pension Plan and such participants and their Immediate Family (as defined herein) subsequently establishing or rolling over assets into a new John Hancock account through the John Hancock PFS Group, including subsequent investments into such accounts and which are held directly at John Hancock funds or at the PFS Financial Center.
The following bulleted paragraph is added to the “Without Sales Charges” subsection, as follows:
▪	Participants actively enrolled in a John Hancock Retirement Plan Services (RPS) plan account rolling over or transferring assets into a new John Hancock custodial IRA or John Hancock custodial Roth IRA that invests in John Hancock funds through the John Hancock PFS Group (to the extent such assets are otherwise prohibited from rolling over or transferring into the John Hancock RPS plan account), including subsequent investments into such accounts and which are held directly at John Hancock funds or at the PFS Financial Center.
You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.

John Hancock Funds III
Supplement dated 4–20–12 to the Statement of Additional Information dated 12–14–11
In the “INITIAL SALES CHARGE ON CLASS A SHARES” section the following bulleted paragraphs modify the existing corresponding bulleted paragraphs in the subsection “Without Sales Charges” as follows:
▪	Participants rolling over (directly or within 60 days after distribution) from a terminating pension, profit sharing or other plan qualified under Section 401(a) of the Code or described in Section 457(b) of the Code (the assets of which, immediately prior to its termination, were held in certain John Hancock group annuity contracts but are now transferred from such contracts and held either: (i) in trust by a distribution processing organization; or (ii) in a custodial IRA or custodial Roth IRA sponsored by an authorized third party trust company and made available through John Hancock) to a John Hancock custodial IRA or John Hancock custodial Roth IRA that invests in John Hancock funds, such participants and their Immediate Family (as defined herein) subsequently establishing or rolling over assets into a new John Hancock account through the John Hancock PFS Group, including subsequent investments into such accounts and which are held directly at John Hancock funds or at the PFS Financial Center.

▪	Terminating participants rolling over (directly or within 60 days after distribution) assets held in a pension, profit sharing or other plan qualified under Section 401(a) of the Code, or described in Section 457(b) of the Code, that is funded by certain John Hancock group annuity contracts, to a John Hancock custodial IRA or John Hancock custodial Roth IRA that invests in John Hancock funds, such participants and their Immediate Family (as defined herein) subsequently establishing or rolling over assets into a new John Hancock account through the John Hancock Personal Financial Services (PFS) Group, including subsequent investments into such accounts and which are held directly at John Hancock funds or at the PFS Financial Center.

▪	Former employees/associates of John Hancock, its affiliates or agencies rolling over (directly or indirectly within 60 days after distribution) to a new John Hancock custodial IRA or John Hancock custodial Roth IRA from the John Hancock Employee Investment-Incentive Plan (TIP), John Hancock Savings Investment Plan (SIP) or the John Hancock Pension Plan and such participants and their Immediate Family (as defined herein) subsequently establishing or rolling over assets into a new John Hancock account through the John Hancock PFS Group, including subsequent investments into such accounts and which are held directly at John Hancock funds or at the PFS Financial Center.
The following bulleted paragraph is added to the “Without Sales Charges” subsection, as follows:
▪	Participants actively enrolled in a John Hancock Retirement Plan Services (RPS) plan account rolling over or transferring assets into a new John Hancock custodial IRA or John Hancock custodial Roth IRA that invests in John Hancock funds through the John Hancock PFS Group (to the extent such assets are otherwise prohibited from rolling over or transferring into the John Hancock RPS plan account), including subsequent investments into such accounts and which are held directly at John Hancock funds or at the PFS Financial Center.
You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.